LEGAL PROCEEDINGS (Q1) (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 15, 2015
Loss Contingencies [Line Items]
Number of shares under non-standard cashless exercise (in shares)	782,284	782,284
Number of shares exercisable on cashless basis (in shares)	261,516	261,516
Number of warrants exercisable to receive shares of common stock (in shares)			1,571,428
Subsequent Event [Member]
Loss Contingencies [Line Items]
Number of warrants exercisable to receive shares of common stock (in shares)				361,516